NOTES PAYABLE	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

	December 31, 2021			December 31, 2020
		Accrued			Accrued
	Principal	Interest	Total	Principal	Interest	Total
SBA EIDL	$149,169	$-	$149,169	$-	$-	$-
FVPO Funds	91,758	20,574	112,332	-	-	-
Grand Slam	434,560	-	434,560	464,560	-	464,560
FVPO Funds	500,000	-	500,000	-	-	-
SBA EIDL	113,400	-	113,400	-	-	-
SBA PPP	-	-	-	30,595	-	30,595
SBA	-	-	-	263,300	-	263,300
Feenix Payment Systems	-	-	-	200,000	24,359	200,000
Feenix Payment Systems	-	-	-	169,208	17,992	169,208
Amigh, LLC	-	-	-	80,000	-	80,000
Total	$1,288,887	$20,574	$1,309,461	$1,207,663	$42,351	$1,250,014

On March 2, 2018, Frost, then a director, loaned the Company $40,000 in the form of a unsecured promissory note. The note bears interest of 20% and has the term of one year, at which time all principal and interest will be paid in a balloon payment. In February 2021, the Company paid this note, which was in default, and accrued interest.

On August 10, 2018, Frost, a director, loaned the Company $13,000 in the form of a unsecured promissory note. The note bears interest of 20% and has the term of six months, at which time all principal and interest will be paid in a balloon payment. In February 2021, the Company paid this note, which was in default, and accrued interest.

On November 5, 2018, Frost, a director, loaned the Company $500 in the form of a unsecured promissory note. The note bears interest of 8% and has the term of six months, at which time all principal and interest will be paid in a balloon payment. In February 2021, the Company paid this note, which was in default, and accrued interest.

On April 9, 2020, Kanuth, an officer and director, loaned the Company $1,500 in the form of a unsecured promissory note. The note bears interest of 8% and has the term of one year, at which time all principal and interest will be paid in a balloon payment. On April 30, 2021, the principal and interest were paid in full.

On April 15, 2020, Kanuth, an officer and director, loaned the Company $4,200 in the form of a unsecured promissory note. The note bears interest of 8% and has the term of one year, at which time all principal and interest will be paid in a balloon payment. On April 30, 2021, the principal and interest were paid in full.

On May 5, 2020, the Company received $20,800 in the form of a loan through the CARES Act Paycheck Protection Program. The balance at December 31, 2021 was $20,800.

On January 11, 2019, ITA entered into a Revolving Loan Commitment (the “Credit Agreement”) with Feenix Payment Systems (“Feenix”), which provided for total borrowings of up to $200,000. During 2020, ITA-USA Enterprise converted the credit agreement into a Term Loan Commitment (the “Loan Note”) in the amount of $200,000. The Loan Note bears interest at a rate of 12% per year. Loan payments are interest only with the principal balance due at the maturity date. As of December 31, 2021, and 2020, the balances of loan notes payable were $0 and $200,000, respectively. The loan note matured on January 15, 2021. On January 15, 2021, the Company converted the loan to a 24-month term loan. The balance on this note payable was paid on June 20, 2021.

On January 11, 2019, ITA entered into a Term Loan Commitment (the “Loan Note”) with Feenix, which provides for a loan of $300,000. The loan note has a three-year term and bears interest at a rate of 8.5% per annum. The loan note may be prepaid at any time prior to maturity with no prepayment penalties. As of December 31, 2021, and 2020, the balances of the loan note payable were $91,758 and $169,208, respectively. This note was paid in full on January 3, 2022. The Loan Note had certain covenants regarding financial reporting and new loans which Feenix has provided waivers in regard to those requirements.

On October 31, 2011, ITA entered into a Promissory Loan (the “Loan Note”) with Grand Slam Partners (“Grand Slam”), which provides for a loan of $735,714. Beginning on December 31, 2012, and on or before December 31st thereafter until the loan note is paid in full, ITA shall pay an annual lump sum payment at the conclusion of each calendar year equal to the greater of 25% of net profits of the corresponding calendar year or $30,000 (“Scheduled Annual Payment”). The Loan Note may be prepaid at any time prior to maturity with no prepayment penalties. As of December 30, 2021, and 2020, the balances of the loan note payable were $434,560 and $464,560, respectively.

On May 27, 2020, and August 25, 2020, ITA and NVL received unsecured loans from the Small Business Administration (“SBA”) of $149,900 and $113,400, respectively. These 2020 SBA loans bear interest at 3.75% per annum and are payable over 30 years with all payments of principal and interest deferred for the first twelve months. Substantially all of the assets of the Company are pledged as security for this loan. The balance at December 31, 2021 is $149,169 and $113,400, respectively. These notes are secured by substantially all assets of ITA and NVL.

On March 29, 2018, CMA entered into an unsecured Loan Commitment (“Loan Note”) with Amigh, LLC, which provided for a loan of $80,000. The loan has a three-year term and bears no interest. The balance was satisfied in January 2021 with the issuance of shares of ALTD which were issued to BHI in the July 23, 2021 transaction.

On December 20, 2021, Trident Water and Altitude International Holdings, Inc. entered into an unsecured Loan Agreement with FVP Servicing, LLC for $500,000. The loan matures on December 20, 2023, and bears interest of 12%. The balance as of December 31, 2021 was $500,000. The loan is secured by the assets of Trident Water and Altitude International Holdings, Inc. and guaranteed by all entities of the Company. On February 8, 2022, the Company entered into a First Amendment to Loan Agreement (see Note 12).